Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total		Preference shares [member]	Number of common shares [member]	Stated share capital [member]	Contributed surplus [member]	Total capital [member]	Retained earnings [member]	Retained earnings [member] Preference shares [member]	Retained earnings [member] Number of common shares [member]	Unrecognized gain (loss) on financial instruments [member]	Foreign currency translation adjustments [member]	Total accumulated other comprehensive loss AOCL [member]
Balance at Dec. 31, 2020	$ 9,980				$ 3,719	$ 1,739	$ 5,458	$ 5,211			$ (8)	$ (681)	$ (689)
Statement [LineItems]
Net earnings	5,689							5,689
Other comprehensive income (loss)	48							170			33	(155)	(122)
Total comprehensive income (loss)	5,737							5,859			33	(155)	(122)
Dividends declared			$ (2)	$ (797)					$ (2)	$ (797)
Shares issued under Dividend Reinvestment Plan ("DRIP")	24				24		24
Repurchases of common shares (see note 24)	(1,200)				(78)		(78)	(1,122)
Stock compensation plans	92				148	(56)	92
Balance at Dec. 31, 2021	13,834	[1]			3,813	1,683	5,496	9,149			25	(836)	(811)
Statement [LineItems]
Net earnings	1,338							1,338
Other comprehensive income (loss)	(463)							(119)			(8)	(336)	(344)
Total comprehensive income (loss)	875							1,219			(8)	(336)	(344)
Dividends declared			$ (3)	$ (861)					$ (3)	$ (861)
Shares issued under Dividend Reinvestment Plan ("DRIP")	27				27		27
Repurchases of common shares (see note 24)	(1,282)				(94)		(94)	(1,188)
Automatic share purchase plan (see note 24)	(718)				(50)		(50)	(668)
Stock compensation plans	13				168	(149)	19	(6)
Balance at Dec. 31, 2022	$ 11,885				$ 3,864	$ 1,534	$ 5,398	$ 7,642			$ 17	$ (1,172)	$ (1,155)

[1]	Amounts have been reclassified to reflect the current presentation.